Common Stock (Details) - shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SoundHound, Inc. [Member]
Common Stock (Details) [Line Items]
Issuance of common stock	45,000,000	45,000,000	36,000,000